UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22882

BMO LGM Frontier Markets Equity Fund

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices)(Zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments.

BMO LGM Frontier Markets Equity Fund

Schedule of Investments

November 30, 2018 (Unaudited)

BMO LGM Frontier Markets Equity Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares or Participation Units	Value
Common Stocks - 90.8%

Argentina - 4.1%
BBVA Banco Frances SA, ADR (1)	474,794	$5,616,813

Botswana - 1.7%
Letshego Holdings, Ltd.	13,763,348	2,359,134

Colombia - 1.2%
Bolsa de Valores de Colombia	448,275	1,613,457

Costa Rica - 2.8%
Florida Ice & Farm Co. SA	2,813,131	3,800,102

Croatia - 0.0%
Ledo DD (2)	632	—

Egypt - 11.4%
Alexandria Containers & Goods	294,710	240,257
Commercial International Bank Egypt SAE, GDR	1,218,970	5,173,576
Eastern Tobacco	9,763,110	9,991,990

		15,405,823
Georgia - 3.9%
Bank of Georgia Group PLC	143,408	2,503,279
Georgia Capital PLC (2)	175,473	2,421,282
Georgia Healthcare Group PLC (2)	124,700	366,643

		5,291,204

Ghana - 0.7%
FAN Milk, Ltd. (2)	355,900	645,092
Unilever Ghana, Ltd.	90,900	332,894

		977,986

Kenya - 3.8%
Barclays Bank of Kenya, Ltd.	12,080,000	1,270,659
British American Tobacco Kenya, Ltd.	283,393	1,750,314
East African Breweries, Ltd.	1,151,400	2,141,352
Uchumi Supermarkets PLC (2)	595,500	4,072

		5,166,397

Mauritius - 2.5%
MCB Group, Ltd.	425,810	3,431,370

Nigeria - 5.7%
Guaranty Trust Bank PLC	69,649,694	6,572,698
Guaranty Trust Bank PLC, GDR	245,000	1,225,645

		7,798,343

Pakistan - 6.1%
Abbott Laboratories Pakistan, Ltd.	515,345	2,161,463
United Bank, Ltd.	5,850,600	6,067,716

		8,229,179

Peru - 7.7%
Alicorp SA	2,982,353	9,085,010
BBVA Banco Continental SA	1,140,832	1,319,251

		10,404,261

Philippines - 1.3%
Universal Robina Corp.	716,540	1,749,883

Puerto Rico - 4.2%
EVERTEC, Inc.	209,700	5,731,101

Senegal - 4.9%
Sonatel SA	215,858	6,705,792

South Africa - 4.9%
Famous Brands, Ltd. (1) (2)	873,729	6,633,929

Sri Lanka - 2.4%
Ceylon Tobacco Co. PLC	244,387	1,927,508
Commercial Bank of Ceylon PLC	1,912,608	1,262,761

		3,190,269

Tanzania (United Republic Of) - 3.6%
Tanzania Breweries, Ltd.	869,747	4,915,961

Tunisia - 0.5%
Delice Holding	148,095	694,675

Turkey - 3.4%
Coca-Cola Icecek AS	834,355	4,666,446

United Arab Emirates - 2.8%
Aramex PJSC	3,218,511	3,734,494

United Kingdom - 1.4%
ASA International Group PLC (2)	320,630	1,860,358

United States - 2.5%
PriceSmart, Inc.	50,416	3,372,326

Vietnam - 4.1%
Phu Nhuan Jewelry JSC	352,560	1,399,542
Vietnam Dairy Products JSC	757,749	4,174,862

		5,574,404

Zimbabwe - 3.2%
Delta Corp., Ltd. (3)	1,960,852	4,281,693

Total Common Stocks (identified cost $124,774,294)		123,205,400

Participation Notes - 5.4%

United Kingdom - 5.4%
HumanSoft Holding Co. KSC, Issued by HSBC Bank PLC, Maturity Date 7/29/2019 (4)	458,906	5,036,957
Saudia Dairy & Foodstuff Co., Issued by HSBC Bank PLC, Maturity Date 5/10/2021 (4)	88,245	2,234,408

		7,271,365

Total Participation Notes (identified cost $7,271,140)		7,271,365
Short-Term Investments - 3.1%

Collateral Investment for Securities on Loan - 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.240% (5)	1,549,219	1,549,219

Mutual Funds - 1.9%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (6)	2,628,472	2,628,209

Total Short-Term Investments (identified cost $4,177,571)		4,177,428

Total Investments - 99.3% (identified cost $136,223,005)		134,654,193
Other Assets and Liabilities - 0.7%		968,404

Total Net Assets - 100.0%		$135,622,597

BMO LGM Frontier Markets Equity Fund

Industry Allocation

As of November 30, 2018

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$13,669,812	10.1%
Banks	31,012,398	22.8
Beverages	16,218,536	11.9
Commercial Services	6,097,744	4.5
Diversified Financial Services	9,264,319	6.8
Food	15,658,919	11.6
Holding Companies-Diversified	4,281,693	3.2
Household Products/Wares	332,894	0.2
Investment Companies	2,421,282	1.8
Pharmaceuticals	2,161,463	1.6
Retail	11,405,797	8.4
Telecommunications	6,705,792	4.9
Transportation	3,974,751	3.0

Total Common Stocks	123,205,400	90.8
Participation Notes	7,271,365	5.4
Collateral Investment for Securities on Loan	1,549,219	1.2
Mutual Funds	2,628,209	1.9

Total Investments	134,654,193	99.3

Other Assets and Liabilities	968,404	0.7

Net Assets	$135,622,597	100.0%

Notes to Schedule of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for the Fund as of November 30, 2018.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(2)	Non-income producing.
(3)

At November 30, 2018, the Fund held a fair valued security valued at $4,281,693 representing 3.2% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(4)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or marked.
(5)	Please refer to Note 2, Securities Lending, in the Additional Information Associated with the Schedule of Investments.
(6)	Denotes an investment in an affiliated entity. Please refer to Note 4, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.

The following acronyms may be referenced throughout this report:

ADR	-	American Depositary Receipt
FDIC	-	Federal Depository Insurance Corporation
GDR	-	Global Depository Receipt
LLC	-	Limited Limited Company
PLC	-	Public Limited Company

Additional Information Associated with the Schedule of Investments (Unaudited)

1. Organization

BMO LGM Frontier Markets Equity Fund (the “Fund”) was established as a Delaware statutory trust on July 3, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “Interval Fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). An Interval Fund continuously offers its shares to the public, but only offers to repurchase its shares at predetermined intervals. The Fund has set quarterly repurchase intervals. On October 23, 2017, the Fund closed to new investors. The Fund’s inception date is December 18, 2013.

The Fund’s investment objective is to provide capital appreciation. The Fund invests at least 80% of its assets in equity securities of foreign companies located in frontier markets or whose primary business activities or principal trading markets are in frontier markets. Frontier markets are considered to be those markets in any country that is included in the Morgan Stanley Capital International (“MSCI”) Frontier Markets Index, certain countries in the MSCI Emerging Markets Index, and certain other countries that are not included in those indices, as described in the Fund’s Prospectus.

2. Securities Lending

The Fund participates in a securities lending program, providing for the lending of equity securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company serves as the securities lending agent. The Fund receives cash as collateral in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s fair value on securities and accrued interest loaned. Collateral is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio. The valuation of collateral is discussed in “Investment Valuations” in Note 3 of the Additional Information Associated with the Schedule of Investments. When the Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. The Fund also is subject to the risks associated with the investments of cash collateral received from the borrower. Cash collateral received as part of the Fund’s securities lending program invested in the State Street Navigator Securities Lending Government Money Market Portfolio as of November 30, 2018 was $1,549,219. The value of securities loaned at November 30, 2018 was $1,447,719.

3. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase and of sufficient credit quality are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”). The Trustees have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Trustees. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in the Fund may be listed on foreign exchanges that do not value their listed securities at the same time the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Fund has retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the period ended November 30, 2018, the Fund had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy.

The following is a summary of the inputs used, as of November 30, 2018, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$5,616,813	$—	$—	$5,616,813
Botswana	2,359,134	—	—	2,359,134
Colombia	1,613,457	—	—	1,613,457
Costa Rica	3,800,102	—	—	3,800,102
Egypt	—	15,405,823	—	15,405,823
Georgia	—	5,291,204	—	5,291,204
Ghana	977,986	—	—	977,986
Kenya	—	5,166,397	—	5,166,397
Mauritius	—	3,431,370	—	3,431,370
Nigeria	—	7,798,343	—	7,798,343
Pakistan	—	8,229,179	—	8,229,179
Peru	10,404,261	—	—	10,404,261
Philippines	—	1,749,883	—	1,749,883
Puerto Rico	5,731,101	—	—	5,731,101
Senegal	6,705,792	—	—	6,705,792
South Africa	—	6,633,929	—	6,633,929
Sri Lanka	—	3,190,269	—	3,190,269
Tanzania (United Republic Of)	4,915,961	—	—	4,915,961
Tunisia	—	694,675	—	694,675
Turkey	—	4,666,446	—	4,666,446
United Arab Emirates	—	3,734,494	—	3,734,494
United Kingdom	—	1,860,358	—	1,860,358
United States	3,372,326	—	—	3,372,326
Vietnam	—	5,574,404	—	5,574,404
Zimbabwe	—	—	4,281,693	4,281,693
Participation Notes	—	7,271,365	—	7,271,365
Short-Term Investments	4,177,428	—	—	4,177,428

Total	$49,674,361	$80,698,139	$4,281,693	$134,654,193

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Beginning Balance	$—
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	4,281,693
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—

Ending Balance	$4,281,693

Net change in unrealized appreciation (depreciation) from investments still held as of November 30, 2018	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of November 30, 2018:

	Fair Value at November 30, 2018	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in input
Common Stock
$4,281,693

*	Amount is indicative of the weighted average.

4. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2018 and may include acquisitions of new investments, prior period holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Depreciation	Net Realized Gain	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Institutional Prime Money Market Fund 2.232%
	$303,076	$26,322,442	$23,997,202	$(229)	$122	$2,628,209	$24,049	$—

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended November 30, 2017 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.2	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO LGM Frontier Markets Equity Fund

/s/ John M. Blaser
By: John M. Blaser President January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser President (Principal Executive Officer) January 29, 2019

/s/ Timothy M. Bonin
By: Timothy M. Bonin Treasurer (Principal Executive Officer) January 29, 2019